Exceptional items - Schedule of exceptional items (Detail) € in Millions, £ in Millions, R in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Dec. 20, 2018 USD ($)	Oct. 26, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 USD ($)
Disclosure of exceptional items [line items]
Other external charges					£ (2,285)		£ (1,849)	£ (2,124)
Guaranteed minimum pension equalisation					(1,580)		(1,509)	(1,583)
Total exceptional items included in operating profit					(15,252)		(14,741)	(14,555)
Non-operating items					144		0	20
French tax audit interest (note 7 (b) (i))					(9)		0	0
Exceptional items before taxation					4,235		3,740	3,559
Items included in taxation (note 7 (b))					(898)		(596)	(732)
Exceptional items in continuing operations					3,337		3,144	2,827
Discontinued operations					0		0	(55)
Total exceptional items					3,337		3,144	2,772
Indirect tax in Korea
Disclosure of exceptional items [line items]
Other external charges					(35)		0	0
Guaranteed minimum pension equalisation
Disclosure of exceptional items [line items]
Guaranteed minimum pension equalisation		£ (21)			(21)		0	0
Items included in taxation (note 7 (b))					4		0	0
French tax audit settlement
Disclosure of exceptional items [line items]
Other external charges					(18)	€ (21)	0	0
French tax audit interest (note 7 (b) (i))					(9)	(10)	0	0
Items included in taxation (note 7 (b))					(61)	€ (69)	0	0
Brand, goodwill and tangible asset impairment
Disclosure of exceptional items [line items]
Exceptional impairment					0		(128)	0
Competition authority investigation in Turkey
Disclosure of exceptional items [line items]
Other external charges					0		0	(33)
Customer claim in India
Disclosure of exceptional items [line items]
Other external charges					0		0	(32)
Items included in taxation (note 7 (b))					0		0	11
Disengagement agreements relating to United Spirits Limited
Disclosure of exceptional items [line items]
Other external charges					0		0	23	$ 29
Total exceptional items
Disclosure of exceptional items [line items]
Other external charges					(53)		0	(42)
Guaranteed minimum pension equalisation					(21)		0	0
Total exceptional items included in operating profit					(74)		(128)	(42)
Non-operating items					144		0	20
Exceptional items before taxation					61		(128)	(22)
Items included in taxation (note 7 (b))					(39)		203	4
Exceptional items in continuing operations					22		75	(18)
Discontinued operations					0		0	(55)
Total exceptional items					22		75	(73)
Attributable to:
Equity shareholders of the parent company					(4)		75	(64)
Non-controlling interests					26		0	(9)
Portfolio of 19 brands
Disclosure of exceptional items [line items]
Non-operating items	$ 198				155		0	0
USL wine business
Disclosure of exceptional items [line items]
Non-operating items					(2)		0	0
Wines in United States and Percy Fox
Disclosure of exceptional items [line items]
Non-operating items					0		0	20
United National Breweries
Disclosure of exceptional items [line items]
Non-operating items			£ (9)	R (156)	£ (9)		£ 0	£ 0